INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 6 — INTANGIBLE ASSETS

Identifiable intangible assets consist of the following as of September 30, 2024 and December 31, 2023 (in thousands):

	As of September 30, 2024
	Gross	Accumulated
	Amount	Amortization	Net Amount
Customer relationships	$1,071	$(487)	$584
Tradename	800	(252)	548
Noncompetition agreements	34	(18)	16
Intellectual property	35	(23)	13
Internally developed software	967	(276)	691
Total	$2,907	$(1,056)	$1,851

	As of December 31, 2023
	Gross	Accumulated
	Amount	Amortization	Net Amount
Customer relationships	$1,445	$(582)	$863
Tradename	923	(217)	706
Noncompetition agreements	126	(82)	44
Intellectual property	35	(20)	15
Internally developed software	440	(227)	213
Total	$2,969	$(1,128)	$1,841

Amortization expense was $0.1 million and $0.1 million for the three months ended September 30, 2024 and 2023, respectively. Amortization expense was $0.3 million and $0.4 million for the nine months ended September 30, 2024 and 2023, respectively. Amortization expense over the next five years and thereafter is expected to be as follows below. The below does not include $0.2 million of capitalized costs for internally developed software that are still in the development stage and not currently subject to amortization. Amortization expense over the next five years and thereafter is expected to be as follows (in thousands):

Nine months ending September 30, 2024	Amount
2024 (remainder)	$104
2025	344
2026	311
2027	253
2028	234
2029	179
Thereafter	254
Total	$1,679